Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Summary of Purchase Price

The purchase price consists of the following:

RMB
Cash consideration	1,584
Fair value of the 35% equity interests:
Carrying amount	380
Gain on re-measurement of fair value of noncontrolling equity investment	2,140
Total	4,104

Summary of Purchase Price Allocation

3. BUSINESS ACQUISITIONS - continued

Acquisition of Yunding - continued

The purchase price was allocated as of July 31, 2017, the date of acquisition as follows:

	RMB	Amortization period
Cash	3,475
Other current assets	3,213
Property, plant and equipment	134	3.6-4.8 years
Intangible assets
Patents	4,203	10 years
Goodwill	5,930
Other current liabilities	(2,887)
Deferred tax liabilities	(955)
Other non-current liabilities	(6,033)
Noncontrolling interests	(2,976)
Total	4,104